                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4007

                    SMITH BARNEY INTERNATIONAL LARGE CAP FUND
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                            Christina T. Sydor, Esq.
                        Smith Barney Fund Management LLC
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

               Registrant's telephone number, including area code:
                                 (800) 451-2010

                     Date of fiscal year end: DECEMBER 31
                     Date of reporting period: JUNE 30,2003